EXCHANGE TRADED CONCEPTS TRUST

ROBO-STOXTM Global Robotics and Automation Index ETF (the “Fund”)

Supplement dated August 28, 2015 to the Fund’s Currently Effective
Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the currently effective Prospectus, Summary Prospectus, and SAI for the Fund and should be read in conjunction with those documents.

On August 25, 2015, the Board of Trustees of Exchange Traded Concepts Trust approved the change of the Fund’s name to ROBO GlobalTM Robotics and Automation Index ETF.

This name change will take effect on or about September 17, 2015.  The underlying index the Fund is designed to track will reflect the same name change as the Fund.  In addition, the Fund’s website, currently located at www.robostoxetfs.com, will move to www.roboglobaletfs.com.

Other than changes made to reflect the new name of the Fund and index, there will be no changes to the Fund’s investment objective or strategy.

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For more information about the changes described in this notice, please call 1-855-456-ROBO.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ROB-SK-010-0100